CONCENTRATIONS (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	10.00%	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Top Five Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	44.00%	44.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	18.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Top Five Receivables [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	53.00%		25.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Single Customer [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			10.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Five Unrelated Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	96.00%	84.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	59.00%	41.00%
Purchases [Member] | Suppliers Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Concentration of risk percentage	19.00%	25.00%